Quarterly Report
December 31, 2022
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 14.6%
AT&T, Inc.	19,249,975	$354,392,040
Lumen Technologies, Inc. (a)	9,519,821	49,693,465
Verizon Communications, Inc.	19,020,608	749,411,955
		1,153,497,460
ENTERTAINMENT — 23.6%
Activision Blizzard, Inc.	4,627,547	354,238,723
Electronic Arts, Inc.	2,623,241	320,507,585
Live Nation Entertainment, Inc. (b)	1,428,642	99,633,493
Netflix, Inc. (b)	1,219,806	359,696,393
Take-Two Interactive Software, Inc. (b)	1,577,792	164,295,481
Walt Disney Co. (b)	4,084,396	354,852,325
Warner Bros Discovery, Inc. (b)	22,102,185	209,528,714
		1,862,752,714
INTERACTIVE MEDIA & SERVICES — 39.9%
Alphabet, Inc. Class A (b)	10,850,055	957,300,353
Alphabet, Inc. Class C (b)	9,618,089	853,413,037
Match Group, Inc. (b)	2,793,511	115,902,771
Meta Platforms, Inc. Class A (b)	10,196,428	1,227,038,145
		3,153,654,306
MEDIA — 17.0%
Charter Communications, Inc. Class A (b)	1,047,617	355,246,925
Comcast Corp. Class A	10,133,696	354,375,349
DISH Network Corp. Class A (b)	2,513,962	35,296,027
Fox Corp. Class A	3,025,282	91,877,814
Fox Corp. Class B	1,393,542	39,646,270
Interpublic Group of Cos., Inc.	3,885,921	129,440,029
News Corp. Class A	3,824,127	69,599,111
News Corp. Class B	1,179,159	21,743,692
Omnicom Group, Inc.	2,039,492	166,361,362
Security Description	Shares	Value
Paramount Global Class B (a)	5,051,135	$85,263,159
		1,348,849,738
WIRELESS TELECOMMUNICATION SERVICES — 4.8%
T-Mobile US, Inc. (b)	2,707,940	379,111,600
TOTAL COMMON STOCKS (Cost $11,557,556,652)		7,897,865,818
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	7,174,017	7,175,452
State Street Navigator Securities Lending Portfolio II (e) (f)	14,421,275	14,421,275
TOTAL SHORT-TERM INVESTMENTS (Cost $21,596,486)		21,596,727
TOTAL INVESTMENTS — 100.2% (Cost $11,579,153,138)		7,919,462,545
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(15,914,461)
NET ASSETS — 100.0%		$7,903,548,084
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,897,865,818	$—	$—	$7,897,865,818
Short-Term Investments	21,596,727	—	—	21,596,727
TOTAL INVESTMENTS	$7,919,462,545	$—	$—	$7,919,462,545
See accompanying notes to Schedule of Investments.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,928,151	$5,929,337	$52,548,313	$51,301,198	$(266)	$(734)	7,174,017	$7,175,452	$62,556
State Street Navigator Securities Lending Portfolio II	51,992,399	51,992,399	51,102,951	88,674,075	—	—	14,421,275	14,421,275	27,110
Total		$57,921,736	$103,651,264	$139,975,273	$(266)	$(734)		$21,596,727	$89,666
See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 1.1%
Aptiv PLC (a)	1,120,280	$104,331,677
BorgWarner, Inc.	968,181	38,969,285
		143,300,962
AUTOMOBILES — 13.6%
Ford Motor Co.	16,330,335	189,921,796
General Motors Co.	5,874,110	197,605,060
Tesla, Inc. (a)	10,768,849	1,326,506,820
		1,714,033,676
DISTRIBUTORS — 1.6%
Genuine Parts Co.	582,841	101,128,742
LKQ Corp.	1,049,484	56,052,941
Pool Corp.	161,474	48,818,434
		206,000,117
HOTELS, RESTAURANTS & LEISURE — 19.5%
Booking Holdings, Inc. (a)	160,248	322,944,589
Caesars Entertainment, Inc. (a)	887,132	36,904,691
Carnival Corp. (a) (b)	4,140,561	33,372,922
Chipotle Mexican Grill, Inc. (a)	114,631	159,049,366
Darden Restaurants, Inc. (b)	506,011	69,996,502
Domino's Pizza, Inc.	146,390	50,709,496
Expedia Group, Inc. (a)	622,583	54,538,271
Hilton Worldwide Holdings, Inc.	1,118,247	141,301,691
Las Vegas Sands Corp. (a) (b)	1,358,602	65,307,998
Marriott International, Inc. Class A	1,112,424	165,628,809
McDonald's Corp.	2,231,921	588,178,141
MGM Resorts International	1,317,832	44,186,907
Norwegian Cruise Line Holdings, Ltd. (a)	1,742,316	21,325,948
Royal Caribbean Cruises, Ltd. (a) (b)	907,369	44,851,250
Starbucks Corp.	4,746,179	470,820,957
Wynn Resorts, Ltd. (a) (b)	426,344	35,160,590
Yum! Brands, Inc.	1,164,665	149,170,293
		2,453,448,421
HOUSEHOLD DURABLES — 3.5%
D.R. Horton, Inc. (b)	1,294,114	115,357,322
Garmin, Ltd.	633,989	58,510,845
Lennar Corp. Class A	1,053,366	95,329,623
Mohawk Industries, Inc. (a) (b)	218,075	22,291,626
Newell Brands, Inc.	1,556,129	20,354,167
NVR, Inc. (a)	12,429	57,329,757
PulteGroup, Inc.	941,909	42,885,117
Whirlpool Corp. (b)	225,193	31,855,802
		443,914,259
INTERNET & DIRECT MARKETING RETAIL — 24.5%
Amazon.com, Inc. (a)	34,842,480	2,926,768,320
eBay, Inc.	2,243,730	93,047,483
Etsy, Inc. (a) (b)	519,646	62,243,198
		3,082,059,001
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc.	536,832	$32,752,120
MULTILINE RETAIL — 5.1%
Dollar General Corp.	932,669	229,669,741
Dollar Tree, Inc. (a)	870,390	123,107,962
Target Corp.	1,902,990	283,621,629
		636,399,332
SPECIALTY RETAIL — 25.1%
Advance Auto Parts, Inc.	248,508	36,538,131
AutoZone, Inc. (a)	78,484	193,555,671
Bath & Body Works, Inc.	944,244	39,790,442
Best Buy Co., Inc.	828,425	66,447,969
CarMax, Inc. (a) (b)	653,311	39,780,107
Home Depot, Inc.	4,107,202	1,297,300,824
Lowe's Cos., Inc.	2,566,401	511,329,735
O'Reilly Automotive, Inc. (a)	258,768	218,407,955
Ross Stores, Inc.	1,434,967	166,556,620
TJX Cos., Inc.	4,800,600	382,127,760
Tractor Supply Co.	456,655	102,733,675
Ulta Beauty, Inc. (a)	211,739	99,320,413
		3,153,889,302
TEXTILES, APPAREL & LUXURY GOODS — 5.6%
NIKE, Inc. Class B	5,208,349	609,428,917
Ralph Lauren Corp. (b)	169,935	17,957,031
Tapestry, Inc.	996,264	37,937,733
VF Corp.	1,365,536	37,702,449
		703,026,130
TOTAL COMMON STOCKS (Cost $17,301,406,110)		12,568,823,320
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	5,392,764	5,393,843
State Street Navigator Securities Lending Portfolio II (e) (f)	102,490,587	102,490,587
TOTAL SHORT-TERM INVESTMENTS (Cost $107,884,361)		107,884,430
TOTAL INVESTMENTS — 100.8% (Cost $17,409,290,471)		12,676,707,750
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(101,554,863)
NET ASSETS — 100.0%		$12,575,152,887
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.

See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,568,823,320	$—	$—	$12,568,823,320
Short-Term Investments	107,884,430	—	—	107,884,430
TOTAL INVESTMENTS	$12,676,707,750	$—	$—	$12,676,707,750
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	17,296,217	$17,299,677	$36,993,618	$48,903,243	$6,093	$(2,303)	5,392,764	$5,393,843	$220,467
State Street Navigator Securities Lending Portfolio II	115,679,767	115,679,767	454,095,044	467,284,224	—	—	102,490,587	102,490,587	87,921
Total		$132,979,444	$491,088,662	$516,187,467	$6,093	$(2,303)		$107,884,430	$308,388
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BEVERAGES — 27.8%
Brown-Forman Corp. Class B	1,592,483	$104,594,283
Coca-Cola Co.	29,037,165	1,847,054,066
Constellation Brands, Inc. Class A	1,413,799	327,647,918
Keurig Dr. Pepper, Inc.	7,400,742	263,910,460
Molson Coors Beverage Co. Class B (a)	1,637,429	84,360,342
Monster Beverage Corp. (b)	3,317,170	336,792,270
PepsiCo, Inc.	10,278,630	1,856,937,296
		4,821,296,635
FOOD & STAPLES RETAILING — 17.9%
Costco Wholesale Corp.	3,302,055	1,507,388,108
Kroger Co.	5,673,117	252,907,556
Sysco Corp.	4,413,571	337,417,503
Walgreens Boots Alliance, Inc.	6,251,579	233,558,991
Walmart, Inc.	5,414,513	767,723,798
		3,098,995,956
FOOD PRODUCTS — 19.5%
Archer-Daniels-Midland Co.	4,784,322	444,224,298
Campbell Soup Co. (a)	1,749,105	99,261,709
Conagra Brands, Inc.	4,173,997	161,533,684
General Mills, Inc.	5,169,273	433,443,541
Hershey Co.	1,280,003	296,410,295
Hormel Foods Corp.	2,521,211	114,841,161
JM Smucker Co.	928,112	147,068,628
Kellogg Co.	2,229,297	158,815,118
Kraft Heinz Co.	6,934,526	282,304,553
Lamb Weston Holdings, Inc.	1,252,638	111,935,732
McCormick & Co., Inc. (a)	2,182,478	180,905,601
Mondelez International, Inc. Class A	11,893,693	792,714,638
Tyson Foods, Inc. Class A	2,522,416	157,020,396
		3,380,479,354
HOUSEHOLD PRODUCTS — 23.0%
Church & Dwight Co., Inc.	2,124,002	171,215,801
Clorox Co. (a)	1,074,671	150,808,581
Colgate-Palmolive Co.	7,274,228	573,136,424
Security Description	Shares	Value
Kimberly-Clark Corp.	2,939,409	$399,024,772
Procter & Gamble Co.	17,679,508	2,679,506,233
		3,973,691,811
PERSONAL PRODUCTS — 2.9%
Estee Lauder Cos., Inc. Class A	2,014,239	499,752,838
TOBACCO — 8.6%
Altria Group, Inc.	15,608,615	713,469,792
Philip Morris International, Inc.	7,706,711	779,996,220
		1,493,466,012
TOTAL COMMON STOCKS (Cost $18,248,524,929)		17,267,682,606
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	5,525,363	5,526,468
State Street Navigator Securities Lending Portfolio II (e) (f)	64,472,754	64,472,754
TOTAL SHORT-TERM INVESTMENTS (Cost $69,998,285)		69,999,222
TOTAL INVESTMENTS — 100.1% (Cost $18,318,523,214)		17,337,681,828
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(14,087,985)
NET ASSETS — 100.0%		$17,323,593,843
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,267,682,606	$—	$—	$17,267,682,606
Short-Term Investments	69,999,222	—	—	69,999,222
TOTAL INVESTMENTS	$17,337,681,828	$—	$—	$17,337,681,828
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,130,664	$16,133,890	$155,639,236	$166,248,135	$1,046	$431	5,525,363	$5,526,468	$286,338
State Street Navigator Securities Lending Portfolio II	24,693,312	24,693,312	261,001,769	221,222,327	—	—	64,472,754	64,472,754	5,213
Total		$40,827,202	$416,641,005	$387,470,462	$1,046	$431		$69,999,222	$291,551
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ENERGY EQUIPMENT & SERVICES — 9.4%
Baker Hughes Co. (a)	28,973,066	$855,574,639
Halliburton Co.	26,270,353	1,033,738,390
Schlumberger, Ltd. (a)	36,531,617	1,952,980,245
		3,842,293,274
OIL, GAS & CONSUMABLE FUELS — 90.2%
APA Corp.	9,301,522	434,195,047
Chevron Corp. (a)	45,561,590	8,177,849,789
ConocoPhillips (a)	15,596,174	1,840,348,532
Coterra Energy, Inc. (a)	22,810,822	560,461,897
Devon Energy Corp. (a)	18,911,930	1,163,272,814
Diamondback Energy, Inc. (a)	5,091,754	696,450,112
EOG Resources, Inc. (a)	14,102,812	1,826,596,210
EQT Corp. (a)	10,618,862	359,236,101
Exxon Mobil Corp.	84,702,587	9,342,695,346
Hess Corp. (a)	8,027,593	1,138,473,239
Kinder Morgan, Inc. (a)	57,225,107	1,034,629,935
Marathon Oil Corp. (a)	18,372,893	497,354,213
Marathon Petroleum Corp. (a)	13,558,648	1,578,091,041
Occidental Petroleum Corp.	21,036,332	1,325,078,553
ONEOK, Inc. (a)	12,930,636	849,542,785
Phillips 66 (a)	13,673,520	1,423,139,962
Pioneer Natural Resources Co. (a)	6,873,892	1,569,928,194
Targa Resources Corp.	6,549,172	481,364,142
Valero Energy Corp. (a)	11,153,399	1,414,920,197
Williams Cos., Inc.	35,237,464	1,159,312,566
		36,872,940,675
TOTAL COMMON STOCKS (Cost $35,533,201,951)		40,715,233,949
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (b) (c)	126,872,558	$126,897,933
State Street Navigator Securities Lending Portfolio II (d) (e)	318,708,975	318,708,975
TOTAL SHORT-TERM INVESTMENTS (Cost $445,602,527)		445,606,908
TOTAL INVESTMENTS — 100.7% (Cost $35,978,804,478)		41,160,840,857
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(272,044,402)
NET ASSETS — 100.0%		$40,888,796,455
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector (long)	1,910	03/17/2023	$165,119,500	$175,796,400	$10,676,900
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$40,715,233,949	$—	$—	$40,715,233,949
Short-Term Investments	445,606,908	—	—	445,606,908
TOTAL INVESTMENTS	$41,160,840,857	$—	$—	$41,160,840,857
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$10,676,900	$—	$—	$10,676,900
TOTAL OTHER FINANCIAL INSTRUMENTS:	$10,676,900	$—	$—	$10,676,900
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$41,171,517,757	$—	$—	$41,171,517,757
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	97,350,272	$97,369,742	$588,262,550	$558,749,416	$13,631	$1,426	126,872,558	$126,897,933	$1,014,270
State Street Navigator Securities Lending Portfolio II	32,065,518	32,065,518	1,301,368,493	1,014,725,036	—	—	318,708,975	318,708,975	101,059
Total		$129,435,260	$1,889,631,043	$1,573,474,452	$13,631	$1,426		$445,606,908	$1,115,329
See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BANKS — 32.8%
Bank of America Corp.	58,231,649	$1,928,632,215
Citigroup, Inc.	16,142,067	730,105,690
Citizens Financial Group, Inc.	4,128,948	162,556,683
Comerica, Inc.	1,089,783	72,851,994
Fifth Third Bancorp	5,715,793	187,535,168
First Republic Bank (a)	1,521,980	185,514,142
Huntington Bancshares, Inc.	12,012,939	169,382,440
JPMorgan Chase & Co. (a)	24,457,734	3,279,782,129
KeyCorp. (a)	7,768,901	135,334,255
M&T Bank Corp.	1,439,271	208,780,651
PNC Financial Services Group, Inc.	3,362,989	531,150,483
Regions Financial Corp.	7,783,508	167,812,433
Signature Bank	524,239	60,402,818
SVB Financial Group (b)	492,180	113,270,305
Truist Financial Corp.	11,048,133	475,401,163
US Bancorp	11,262,185	491,143,888
Wells Fargo & Co.	31,772,532	1,311,887,846
Zions Bancorp NA	1,253,506	61,622,355
		10,273,166,658
CAPITAL MARKETS — 26.8%
Ameriprise Financial, Inc.	887,312	276,282,337
Bank of New York Mellon Corp.	6,125,540	278,834,581
BlackRock, Inc.	1,252,352	887,454,198
Cboe Global Markets, Inc. (a)	883,397	110,839,822
Charles Schwab Corp.	12,719,328	1,059,011,249
CME Group, Inc.	2,999,520	504,399,283
FactSet Research Systems, Inc.	316,370	126,930,808
Franklin Resources, Inc. (a)	2,366,187	62,420,013
Goldman Sachs Group, Inc. (a)	2,823,648	969,584,250
Intercontinental Exchange, Inc.	4,651,671	477,214,928
Invesco, Ltd.	3,789,075	68,165,459
MarketAxess Holdings, Inc.	313,504	87,433,131
Moody's Corp.	1,314,596	366,272,738
Morgan Stanley	10,992,056	934,544,601
MSCI, Inc.	666,616	310,089,765
Nasdaq, Inc.	2,823,083	173,196,142
Northern Trust Corp.	1,735,707	153,592,712
Raymond James Financial, Inc.	1,618,130	172,897,190
S&P Global, Inc. (a)	2,776,535	929,972,633
State Street Corp. (c)	3,062,395	237,549,980
T Rowe Price Group, Inc. (a)	1,863,219	203,202,664
		8,389,888,484
CONSUMER FINANCE — 4.4%
American Express Co. (a)	4,984,547	736,466,819
Capital One Financial Corp.	3,182,720	295,865,651
Discover Financial Services	2,275,302	222,592,795
Synchrony Financial	3,756,675	123,444,341
		1,378,369,606
DIVERSIFIED FINANCIAL SERVICES — 14.8%
Berkshire Hathaway, Inc. Class B (b)	15,023,132	4,640,645,475
Security Description	Shares	Value
INSURANCE — 20.9%
Aflac, Inc.	4,717,967	$339,410,546
Allstate Corp.	2,211,328	299,856,077
American International Group, Inc.	6,195,146	391,781,033
Aon PLC Class A	1,724,835	517,691,977
Arch Capital Group, Ltd. (b)	3,083,999	193,613,457
Arthur J Gallagher & Co.	1,758,028	331,458,599
Assurant, Inc.	443,274	55,435,846
Brown & Brown, Inc.	1,952,710	111,245,889
Chubb, Ltd.	3,460,847	763,462,848
Cincinnati Financial Corp. (a)	1,310,697	134,202,266
Everest Re Group, Ltd.	328,282	108,749,978
Globe Life, Inc.	754,611	90,968,356
Hartford Financial Services Group, Inc.	2,652,416	201,132,705
Lincoln National Corp. (a)	1,290,434	39,642,132
Loews Corp.	1,643,294	95,853,339
Marsh & McLennan Cos., Inc.	4,135,777	684,388,378
MetLife, Inc.	5,495,546	397,712,664
Principal Financial Group, Inc.	1,897,517	159,239,627
Progressive Corp.	4,878,345	632,770,130
Prudential Financial, Inc.	3,068,436	305,186,645
Travelers Cos., Inc.	1,953,902	366,337,086
W R Berkley Corp.	1,701,383	123,469,364
Willis Towers Watson PLC	902,479	220,728,314
		6,564,337,256
TOTAL COMMON STOCKS (Cost $36,445,844,212)		31,246,407,479
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (d) (e)	32,181,119	32,187,556
State Street Navigator Securities Lending Portfolio II (c) (f)	126,752,434	126,752,434
TOTAL SHORT-TERM INVESTMENTS (Cost $158,938,603)		158,939,990
TOTAL INVESTMENTS — 100.2% (Cost $36,604,782,815)		31,405,347,469
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(76,368,198)
NET ASSETS — 100.0%		$31,328,979,271
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$31,246,407,479	$—	$—	$31,246,407,479
Short-Term Investments	158,939,990	—	—	158,939,990
TOTAL INVESTMENTS	$31,405,347,469	$—	$—	$31,405,347,469
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	2,979,555	$181,186,739	$53,054,634	$46,998,561	$221,970	$50,085,197	3,062,395	$237,549,980	$1,929,835
State Street Institutional Liquid Reserves Fund, Premier Class	62,474,114	62,486,609	266,421,151	296,717,604	2,404	(5,004)	32,181,119	32,187,556	401,738
State Street Navigator Securities Lending Portfolio II	122,805,648	122,805,648	672,328,248	668,381,462	—	—	126,752,434	126,752,434	94,895
Total		$366,478,996	$991,804,033	$1,012,097,627	$224,374	$50,080,193		$396,489,970	$2,426,468
See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 15.7%
AbbVie, Inc. (a)	14,606,594	$2,360,571,657
Amgen, Inc.	4,407,084	1,157,476,542
Biogen, Inc. (a) (b)	1,189,396	329,367,540
Gilead Sciences, Inc. (a)	10,359,279	889,344,102
Incyte Corp. (b)	1,525,126	122,498,120
Moderna, Inc. (a) (b)	2,728,877	490,160,887
Regeneron Pharmaceuticals, Inc. (b)	884,487	638,148,526
Vertex Pharmaceuticals, Inc. (b)	2,120,108	612,244,788
		6,599,812,162
HEALTH CARE EQUIPMENT & SUPPLIES — 17.8%
Abbott Laboratories	14,400,859	1,581,070,310
Align Technology, Inc. (b)	599,985	126,536,837
Baxter International, Inc.	4,163,728	212,225,216
Becton Dickinson & Co.	2,355,551	599,016,619
Boston Scientific Corp. (b)	11,830,099	547,378,681
Cooper Cos., Inc.	407,569	134,770,841
DENTSPLY SIRONA, Inc. (a)	1,775,060	56,517,910
DexCom, Inc. (b)	3,190,238	361,262,551
Edwards Lifesciences Corp. (b)	5,106,475	380,994,100
Hologic, Inc. (b)	2,061,960	154,255,228
IDEXX Laboratories, Inc. (b)	683,991	279,040,968
Intuitive Surgical, Inc. (b)	2,918,795	774,502,253
Medtronic PLC	10,977,990	853,209,383
ResMed, Inc.	1,209,899	251,816,279
STERIS PLC (a)	824,530	152,282,446
Stryker Corp. (a)	2,781,811	680,124,971
Teleflex, Inc. (a)	387,451	96,719,393
Zimmer Biomet Holdings, Inc.	1,733,264	220,991,160
		7,462,715,146
HEALTH CARE PROVIDERS & SERVICES — 23.3%
AmerisourceBergen Corp. (a)	1,337,638	221,659,993
Cardinal Health, Inc.	2,165,055	166,427,778
Centene Corp. (b)	4,677,006	383,561,262
Cigna Corp.	2,525,179	836,692,810
CVS Health Corp.	10,852,594	1,011,353,235
DaVita, Inc. (a) (b)	457,314	34,147,636
Elevance Health, Inc. (a)	1,972,582	1,011,875,389
HCA Healthcare, Inc.	1,751,311	420,244,588
Henry Schein, Inc. (a) (b)	1,119,588	89,421,494
Humana, Inc.	1,045,671	535,582,229
Laboratory Corp. of America Holdings	731,745	172,311,313
McKesson Corp. (a)	1,171,127	439,313,160
Molina Healthcare, Inc. (b)	482,311	159,268,738
Quest Diagnostics, Inc. (a)	940,626	147,151,531
UnitedHealth Group, Inc.	7,717,138	4,091,472,225
Universal Health Services, Inc. Class B (a)	529,927	74,661,415
		9,795,144,796
LIFE SCIENCES TOOLS & SERVICES — 12.3%
Agilent Technologies, Inc. (a)	2,445,161	365,918,344
Security Description	Shares	Value
Bio-Rad Laboratories, Inc. Class A (b)	177,801	$74,763,542
Bio-Techne Corp.	1,296,497	107,453,671
Charles River Laboratories International, Inc. (a) (b)	420,251	91,572,693
Danaher Corp.	5,411,290	1,436,264,592
Illumina, Inc. (a) (b)	1,299,229	262,704,104
IQVIA Holdings, Inc. (b)	1,534,122	314,326,257
Mettler-Toledo International, Inc. (a) (b)	184,085	266,085,663
PerkinElmer, Inc. (a)	1,042,483	146,176,966
Thermo Fisher Scientific, Inc.	3,239,320	1,783,861,131
Waters Corp. (a) (b)	490,717	168,109,830
West Pharmaceutical Services, Inc.	611,490	143,914,171
		5,161,150,964
PHARMACEUTICALS — 30.8%
Bristol-Myers Squibb Co.	17,560,811	1,263,500,351
Catalent, Inc. (a) (b)	1,486,350	66,900,614
Eli Lilly & Co. (a)	6,513,762	2,382,994,690
Johnson & Johnson	21,594,083	3,814,594,762
Merck & Co., Inc. (a)	20,940,905	2,323,393,410
Organon & Co. (a)	2,100,920	58,678,696
Pfizer, Inc.	46,362,727	2,375,626,131
Viatris, Inc.	10,016,080	111,478,970
Zoetis, Inc. (a)	3,849,471	564,139,975
		12,961,307,599
TOTAL COMMON STOCKS (Cost $42,124,574,556)		41,980,130,667
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	15,750,492	15,753,642
State Street Navigator Securities Lending Portfolio II (e) (f)	125,593,119	125,593,119
TOTAL SHORT-TERM INVESTMENTS (Cost $141,345,487)		141,346,761
TOTAL INVESTMENTS — 100.2% (Cost $42,265,920,043)		42,121,477,428
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(97,343,977)
NET ASSETS — 100.0%		$42,024,133,451
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$41,980,130,667	$—	$—	$41,980,130,667
Short-Term Investments	141,346,761	—	—	141,346,761
TOTAL INVESTMENTS	$42,121,477,428	$—	$—	$42,121,477,428
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	40,926,004	$40,934,189	$208,358,948	$233,547,877	$12,285	$(3,903)	15,750,492	$15,753,642	$674,460
State Street Navigator Securities Lending Portfolio II	158,598,098	158,598,098	537,072,478	570,077,457	—	—	125,593,119	125,593,119	55,457
Total		$199,532,287	$745,431,426	$803,625,334	$12,285	$(3,903)		$141,346,761	$729,917
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 22.0%
Boeing Co. (a)	2,720,746	$518,274,905
General Dynamics Corp.	1,093,361	271,273,798
Howmet Aerospace, Inc.	1,788,210	70,473,356
Huntington Ingalls Industries, Inc.	193,750	44,694,250
L3Harris Technologies, Inc.	924,695	192,530,746
Lockheed Martin Corp.	1,132,781	551,086,629
Northrop Grumman Corp.	702,596	383,343,403
Raytheon Technologies Corp.	7,139,377	720,505,927
Textron, Inc.	1,013,958	71,788,226
TransDigm Group, Inc.	250,815	157,925,665
		2,981,896,905
AIR FREIGHT & LOGISTICS — 7.0%
C.H. Robinson Worldwide, Inc. (b)	571,606	52,336,246
Expeditors International of Washington, Inc. (b)	772,841	80,313,637
FedEx Corp.	1,162,681	201,376,349
United Parcel Service, Inc. Class B	3,544,442	616,165,797
		950,192,029
AIRLINES — 2.4%
Alaska Air Group, Inc. (a) (b)	615,953	26,449,022
American Airlines Group, Inc. (a) (b)	3,156,240	40,147,373
Delta Air Lines, Inc. (a)	3,113,945	102,324,233
Southwest Airlines Co.	2,883,468	97,086,367
United Airlines Holdings, Inc. (a)	1,587,661	59,854,820
		325,861,815
BUILDING PRODUCTS — 5.2%
A.O. Smith Corp.	616,130	35,267,281
Allegion PLC	426,648	44,908,969
Carrier Global Corp.	4,061,383	167,532,049
Johnson Controls International PLC	3,344,704	214,061,056
Masco Corp. (b)	1,095,299	51,117,604
Trane Technologies PLC	1,118,558	188,018,414
		700,905,373
COMMERCIAL SERVICES & SUPPLIES — 5.7%
Cintas Corp.	419,194	189,316,394
Copart, Inc. (a)	2,081,111	126,718,849
Republic Services, Inc.	997,612	128,681,972
Rollins, Inc.	1,124,164	41,076,953
Waste Management, Inc.	1,813,683	284,530,589
		770,324,757
CONSTRUCTION & ENGINEERING — 0.7%
Quanta Services, Inc.	694,045	98,901,412
ELECTRICAL EQUIPMENT — 6.7%
AMETEK, Inc.	1,115,323	155,832,930
Eaton Corp. PLC (b)	1,931,496	303,148,297
Emerson Electric Co.	2,871,634	275,849,162
Generac Holdings, Inc. (a) (b)	307,835	30,986,671
Security Description	Shares	Value
Rockwell Automation, Inc.	557,746	$143,658,637
		909,475,697
INDUSTRIAL CONGLOMERATES — 10.9%
3M Co.	2,684,377	321,910,490
General Electric Co.	5,306,629	444,642,444
Honeywell International, Inc.	3,265,201	699,732,574
		1,466,285,508
MACHINERY — 21.7%
Caterpillar, Inc. (b)	2,527,422	605,469,214
Cummins, Inc.	684,882	165,940,060
Deere & Co.	1,333,861	571,906,242
Dover Corp.	681,617	92,297,758
Fortive Corp.	1,718,275	110,399,169
IDEX Corp.	366,233	83,621,981
Illinois Tool Works, Inc.	1,357,553	299,068,926
Ingersoll Rand, Inc.	1,966,587	102,754,171
Nordson Corp.	261,192	62,090,562
Otis Worldwide Corp.	2,023,207	158,437,340
PACCAR, Inc.	1,688,954	167,155,777
Parker-Hannifin Corp.	623,556	181,454,796
Pentair PLC	798,833	35,931,508
Snap-on, Inc.	258,201	58,996,346
Stanley Black & Decker, Inc.	718,480	53,972,218
Westinghouse Air Brake Technologies Corp.	883,254	88,157,582
Xylem, Inc.	875,194	96,770,201
		2,934,423,851
PROFESSIONAL SERVICES — 4.3%
CoStar Group, Inc. (a)	1,975,069	152,633,332
Equifax, Inc. (b)	594,649	115,575,980
Jacobs Solutions, Inc.	619,702	74,407,619
Leidos Holdings, Inc.	663,870	69,832,485
Robert Half International, Inc. (b)	526,926	38,902,947
Verisk Analytics, Inc.	759,476	133,986,756
		585,339,119
ROAD & RAIL — 10.4%
CSX Corp.	10,210,393	316,317,975
JB Hunt Transport Services, Inc.	402,208	70,128,987
Norfolk Southern Corp.	1,124,377	277,068,980
Old Dominion Freight Line, Inc. (b)	439,926	124,842,200
Union Pacific Corp.	2,985,867	618,283,480
		1,406,641,622
TRADING COMPANIES & DISTRIBUTORS — 2.8%
Fastenal Co.	2,781,620	131,626,258
United Rentals, Inc. (a)	336,573	119,624,776
W.W. Grainger, Inc.	218,255	121,404,344
		372,655,378
TOTAL COMMON STOCKS (Cost $15,884,646,437)		13,502,903,466

See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	14,135,191	$14,138,018
State Street Navigator Securities Lending Portfolio II (e) (f)	104,339,704	104,339,704
TOTAL SHORT-TERM INVESTMENTS (Cost $118,477,060)		118,477,722
TOTAL INVESTMENTS — 100.7% (Cost $16,003,123,497)		13,621,381,188
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(87,983,372)
NET ASSETS — 100.0%		$13,533,397,816

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	243	03/17/2023	$24,409,350	$24,210,090	$(199,260)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,502,903,466	$—	$—	$13,502,903,466
Short-Term Investments	118,477,722	—	—	118,477,722
TOTAL INVESTMENTS	$13,621,381,188	$—	$—	$13,621,381,188
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(199,260)	—	—	(199,260)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(199,260)	$—	$—	$(199,260)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	17,536,831	$17,540,339	$84,347,991	$87,754,130	$6,047	$(2,229)	14,135,191	$14,138,018	$234,400
State Street Navigator Securities Lending Portfolio II	107,539,396	107,539,396	493,276,873	496,476,565	—	—	104,339,704	104,339,704	87,564
Total		$125,079,735	$577,624,864	$584,230,695	$6,047	$(2,229)		$118,477,722	$321,964
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
CHEMICALS — 68.4%
Air Products & Chemicals, Inc.	1,320,300	$406,995,678
Albemarle Corp.	697,373	151,232,309
Celanese Corp.	593,802	60,710,317
CF Industries Holdings, Inc.	1,167,848	99,500,650
Corteva, Inc.	4,253,145	249,999,863
Dow, Inc.	4,189,249	211,096,257
DuPont de Nemours, Inc. (a)	2,957,228	202,954,558
Eastman Chemical Co.	714,262	58,169,497
Ecolab, Inc.	1,475,077	214,712,208
FMC Corp.	749,834	93,579,283
International Flavors & Fragrances, Inc.	1,517,704	159,116,087
Linde PLC	2,942,884	959,909,903
LyondellBasell Industries NV Class A	1,511,906	125,533,555
Mosaic Co.	2,026,772	88,914,488
PPG Industries, Inc.	1,399,037	175,914,912
Sherwin-Williams Co.	1,403,763	333,155,073
		3,591,494,638
CONSTRUCTION MATERIALS — 5.0%
Martin Marietta Materials, Inc.	369,611	124,917,430
Vulcan Materials Co.	791,155	138,539,152
		263,456,582
CONTAINERS & PACKAGING — 10.1%
Amcor PLC	8,863,660	105,566,191
Avery Dennison Corp.	481,982	87,238,742
Ball Corp.	1,868,666	95,563,579
International Paper Co.	2,117,186	73,318,151
Packaging Corp. of America	550,824	70,455,898
Sealed Air Corp.	861,105	42,951,917
Westrock Co.	1,513,752	53,223,520
		528,317,998
Security Description	Shares	Value
METALS & MINING — 16.1%
Freeport-McMoRan, Inc.	8,508,326	$323,316,388
Newmont Corp.	4,724,878	223,014,242
Nucor Corp.	1,527,121	201,289,819
Steel Dynamics, Inc.	992,855	97,001,933
		844,622,382
TOTAL COMMON STOCKS (Cost $6,231,424,821)		5,227,891,600
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (b) (c)	14,348,947	14,351,817
State Street Navigator Securities Lending Portfolio II (d) (e)	37,943,080	37,943,080
TOTAL SHORT-TERM INVESTMENTS (Cost $52,294,695)		52,294,897
TOTAL INVESTMENTS — 100.6% (Cost $6,283,719,516)		5,280,186,497
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(30,555,566)
NET ASSETS — 100.0%		$5,249,630,931
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Material Select Sector Index (long)	205	03/17/2023	$17,668,591	$17,002,700	$(665,891)
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,227,891,600	$—	$—	$5,227,891,600
Short-Term Investments	52,294,897	—	—	52,294,897
TOTAL INVESTMENTS	$5,280,186,497	$—	$—	$5,280,186,497
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(665,891)	—	—	(665,891)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(665,891)	$—	$—	$(665,891)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,340,391	$3,341,060	$50,054,177	$39,044,399	$1,063	$(84)	14,348,947	$14,351,817	$90,683
State Street Navigator Securities Lending Portfolio II	—	—	240,520,426	202,577,346	—	—	37,943,080	37,943,080	27,196
Total		$3,341,060	$290,574,603	$241,621,745	$1,063	$(84)		$52,294,897	$117,879
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 96.8%
Alexandria Real Estate Equities, Inc. REIT	840,074	$122,373,580
American Tower Corp. REIT	2,619,573	554,982,736
AvalonBay Communities, Inc. REIT	787,082	127,129,485
Boston Properties, Inc. REIT	802,557	54,236,802
Camden Property Trust REIT	599,374	67,057,963
Crown Castle, Inc. REIT	2,436,452	330,480,349
Digital Realty Trust, Inc. REIT	1,617,678	162,204,573
Equinix, Inc. REIT	520,678	341,059,710
Equity Residential REIT	1,913,673	112,906,707
Essex Property Trust, Inc. REIT	364,369	77,217,078
Extra Space Storage, Inc. REIT	753,496	110,899,541
Federal Realty Investment Trust REIT	410,231	41,449,740
Healthpeak Properties, Inc. REIT	3,024,270	75,818,449
Host Hotels & Resorts, Inc. REIT	4,022,858	64,566,871
Invitation Homes, Inc. REIT	3,267,957	96,862,246
Iron Mountain, Inc. REIT	1,635,595	81,534,411
Kimco Realty Corp. REIT	3,479,641	73,698,796
Mid-America Apartment Communities, Inc. REIT	649,706	101,997,345
Prologis, Inc. REIT	5,193,421	585,454,349
Public Storage REIT	889,328	249,180,812
Realty Income Corp. REIT	3,528,534	223,814,912
Regency Centers Corp. REIT	864,413	54,025,813
SBA Communications Corp. REIT	607,482	170,283,279
Simon Property Group, Inc. REIT	1,839,508	216,105,400
UDR, Inc. REIT	1,721,635	66,678,924
Security Description	Shares	Value
Ventas, Inc. REIT	2,248,895	$101,312,720
VICI Properties, Inc. REIT	5,418,590	175,562,316
Vornado Realty Trust REIT (a)	904,210	18,816,610
Welltower, Inc. REIT	2,658,526	174,266,379
Weyerhaeuser Co. REIT	4,140,481	128,354,911
		4,760,332,807
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.8%
CBRE Group, Inc. Class A (b)	1,777,609	136,804,789
TOTAL COMMON STOCKS (Cost $6,213,458,060)		4,897,137,596
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Navigator Securities Lending Portfolio II (d) (e) (Cost $1,585,466)	1,585,466	1,585,466
TOTAL INVESTMENTS — 99.6% (Cost $6,215,043,526)		4,898,723,062
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		19,234,295
NET ASSETS — 100.0%		$4,917,957,357
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	425	03/17/2023	$20,113,438	$19,390,625	$(722,813)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,897,137,596	$—	$—	$4,897,137,596
Short-Term Investment	1,585,466	—	—	1,585,466
TOTAL INVESTMENTS	$4,898,723,062	$—	$—	$4,898,723,062
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$(722,813)	$—	$—	$(722,813)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(722,813)	$—	$—	$(722,813)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	14,197,398	$14,200,238	$75,342,722	$89,543,223	$263	$—	—	$—	$46,557
State Street Navigator Securities Lending Portfolio II	—	—	12,077,693	10,492,227	—	—	1,585,466	1,585,466	919
Total		$14,200,238	$87,420,415	$100,035,450	$263	$—		$1,585,466	$47,476
See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 3.6%
Arista Networks, Inc. (a)	1,159,125	$140,659,819
Cisco Systems, Inc.	19,228,703	916,055,411
F5, Inc. (a)	280,332	40,230,445
Juniper Networks, Inc.	1,519,952	48,577,666
Motorola Solutions, Inc.	783,032	201,795,177
		1,347,318,518
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Amphenol Corp. Class A	2,786,897	212,194,338
CDW Corp.	634,000	113,219,720
Corning, Inc.	3,564,913	113,863,321
Keysight Technologies, Inc. (a)	837,318	143,239,990
TE Connectivity, Ltd.	1,489,621	171,008,491
Teledyne Technologies, Inc. (a)	219,528	87,791,442
Trimble, Inc. (a)	1,154,939	58,393,716
Zebra Technologies Corp. Class A (a)	241,808	62,001,989
		961,713,007
IT SERVICES — 17.7%
Accenture PLC Class A	2,950,721	787,370,392
Akamai Technologies, Inc. (a)	736,325	62,072,197
Automatic Data Processing, Inc.	1,942,676	464,027,589
Broadridge Financial Solutions, Inc.	550,990	73,904,289
Cognizant Technology Solutions Corp. Class A	2,406,712	137,639,859
DXC Technology Co. (a)	1,077,424	28,551,736
EPAM Systems, Inc. (a)	269,316	88,265,626
Fidelity National Information Services, Inc.	2,778,827	188,543,412
Fiserv, Inc. (a)	2,973,846	300,566,615
FleetCor Technologies, Inc. (a)	345,395	63,442,154
Gartner, Inc. (a)	370,026	124,380,540
Global Payments, Inc.	1,266,362	125,775,074
International Business Machines Corp.	4,234,101	596,542,490
Jack Henry & Associates, Inc.	341,603	59,971,823
Mastercard, Inc. Class A	3,975,421	1,382,373,144
Paychex, Inc.	1,502,149	173,588,338
PayPal Holdings, Inc. (a)	5,338,872	380,234,464
VeriSign, Inc. (a)	431,979	88,745,766
Visa, Inc. Class A (b)	7,656,919	1,590,801,491
		6,716,796,999
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.1%
Advanced Micro Devices, Inc. (a)	7,550,809	489,065,899
Analog Devices, Inc.	2,408,677	395,095,288
Applied Materials, Inc.	4,028,910	392,335,256
Broadcom, Inc.	1,896,643	1,060,470,001
Enphase Energy, Inc. (a)	636,561	168,663,203
First Solar, Inc. (a)	464,340	69,553,489
Intel Corp.	19,327,170	510,817,103
Security Description	Shares	Value
KLA Corp.	663,690	$250,231,041
Lam Research Corp.	638,677	268,435,943
Microchip Technology, Inc.	2,575,784	180,948,826
Micron Technology, Inc.	5,091,355	254,465,923
Monolithic Power Systems, Inc.	208,836	73,846,498
NVIDIA Corp.	11,660,883	1,704,121,442
NXP Semiconductors NV	1,213,505	191,770,195
ON Semiconductor Corp. (a)	2,025,078	126,304,115
Qorvo, Inc. (a)	474,838	43,039,316
QUALCOMM, Inc.	5,249,775	577,160,263
Skyworks Solutions, Inc.	751,356	68,471,072
SolarEdge Technologies, Inc. (a)	261,772	74,152,154
Teradyne, Inc. (b)	729,396	63,712,741
Texas Instruments, Inc.	4,250,266	702,228,948
		7,664,888,716
SOFTWARE — 33.0%
Adobe, Inc. (a)	2,177,179	732,686,049
ANSYS, Inc. (a)	407,980	98,563,888
Autodesk, Inc. (a)	1,010,908	188,908,378
Cadence Design Systems, Inc. (a)	1,284,678	206,370,674
Ceridian HCM Holding, Inc. (a)	719,305	46,143,416
Fortinet, Inc. (a)	3,036,637	148,461,183
Gen Digital, Inc.	2,714,859	58,179,428
Intuit, Inc.	1,320,046	513,788,304
Microsoft Corp.	34,910,083	8,372,136,105
Oracle Corp.	7,197,052	588,287,031
Paycom Software, Inc. (a)	227,607	70,628,728
PTC, Inc. (a)	495,099	59,431,684
Roper Technologies, Inc.	496,620	214,584,536
Salesforce, Inc. (a)	4,683,116	620,934,350
ServiceNow, Inc. (a)	946,017	367,310,021
Synopsys, Inc. (a)	716,061	228,631,117
Tyler Technologies, Inc. (a)	194,967	62,859,310
		12,577,904,202
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 22.9%
Apple, Inc.	64,407,133	8,368,418,791
Hewlett Packard Enterprise Co.	6,025,737	96,170,763
HP, Inc.	4,145,592	111,392,057
NetApp, Inc.	1,017,940	61,137,476
Seagate Technology Holdings PLC	899,143	47,303,913
Western Digital Corp. (a)	1,487,610	46,934,095
		8,731,357,095
TOTAL COMMON STOCKS (Cost $42,592,048,192)		37,999,978,537
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	73,740,438	73,755,186

See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	72,323,492	$72,323,492
TOTAL SHORT-TERM INVESTMENTS (Cost $146,068,414)		146,078,678
TOTAL INVESTMENTS — 100.2% (Cost $42,738,116,606)		38,146,057,215
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(63,651,115)
NET ASSETS — 100.0%		$38,082,406,100

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	474	03/17/2023	$63,056,220	$59,885,160	$(3,171,060)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$37,999,978,537	$—	$—	$37,999,978,537
Short-Term Investments	146,078,678	—	—	146,078,678
TOTAL INVESTMENTS	$38,146,057,215	$—	$—	$38,146,057,215
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(3,171,060)	—	—	(3,171,060)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,171,060)	$—	$—	$(3,171,060)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	60,823,039	$60,835,203	$219,294,635	$206,375,085	$6,612	$(6,180)	73,740,438	$73,755,186	$580,537
State Street Navigator Securities Lending Portfolio II	94,660,055	94,660,055	1,334,175,168	1,356,511,731	—	—	72,323,492	72,323,492	297,175
Total		$155,495,258	$1,553,469,803	$1,562,886,816	$6,612	$(6,180)		$146,078,678	$877,712
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 65.6%
Alliant Energy Corp. (a)	3,979,273	$219,695,662
American Electric Power Co., Inc. (a)	8,145,805	773,444,185
Constellation Energy Corp. (a)	5,183,902	446,904,191
Duke Energy Corp. (a)	12,207,098	1,257,209,023
Edison International	6,053,488	385,122,906
Entergy Corp.	3,225,626	362,882,925
Evergy, Inc.	3,638,588	228,976,343
Eversource Energy (a)	5,521,446	462,918,033
Exelon Corp.	15,752,869	680,996,527
FirstEnergy Corp.	8,610,362	361,118,582
NextEra Energy, Inc. (a)	31,500,818	2,633,468,385
NRG Energy, Inc. (a)	3,652,112	116,210,204
PG&E Corp. (a) (b)	25,522,539	414,996,484
Pinnacle West Capital Corp.	1,793,464	136,375,003
PPL Corp.	11,672,218	341,062,210
Southern Co.	17,257,740	1,232,375,213
Xcel Energy, Inc.	8,675,034	608,206,634
		10,661,962,510
GAS UTILITIES — 1.5%
Atmos Energy Corp. (a)	2,217,581	248,524,303
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.9%
AES Corp.	10,588,414	304,522,787
MULTI-UTILITIES — 28.1%
Ameren Corp. (a)	4,098,112	364,404,119
CenterPoint Energy, Inc.	9,979,474	299,284,425
CMS Energy Corp. (a)	4,601,110	291,388,296
Consolidated Edison, Inc. (a)	5,625,317	536,148,963
Dominion Energy, Inc. (a)	13,209,201	809,988,206
DTE Energy Co.	3,071,261	360,965,306
NiSource, Inc. (a)	6,438,141	176,533,826
Public Service Enterprise Group, Inc. (a)	7,909,422	484,610,286
Security Description	Shares	Value
Sempra Energy (a)	4,982,863	$770,051,648
WEC Energy Group, Inc.	5,000,383	468,835,910
		4,562,210,985
WATER UTILITIES — 2.7%
American Water Works Co., Inc.	2,882,406	439,336,322
TOTAL COMMON STOCKS (Cost $17,053,331,930)		16,216,556,907
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	20,158,075	20,162,106
State Street Navigator Securities Lending Portfolio II (e) (f)	48,769,670	48,769,670
TOTAL SHORT-TERM INVESTMENTS (Cost $68,931,074)		68,931,776
TOTAL INVESTMENTS — 100.2% (Cost $17,122,263,004)		16,285,488,683
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(24,718,234)
NET ASSETS — 100.0%		$16,260,770,449
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,216,556,907	$—	$—	$16,216,556,907
Short-Term Investments	68,931,776	—	—	68,931,776
TOTAL INVESTMENTS	$16,285,488,683	$—	$—	$16,285,488,683
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,297,775	$27,303,235	$187,819,695	$194,964,470	$6,471	$(2,825)	20,158,075	$20,162,106	$219,886
State Street Navigator Securities Lending Portfolio II	92,621,035	92,621,035	750,183,138	794,034,503	—	—	48,769,670	48,769,670	93,546
Total		$119,924,270	$938,002,833	$988,998,973	$6,471	$(2,825)		$68,931,776	$313,432
See accompanying notes to Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2022 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.